Segmented Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
U.S. [Member]
Segmented Information (Details) [Line Items]
Total long-term assets	$ 8,220,921	$ 4,427,575
Long-term assets, percentage	83.00%	100.00%
Canada [Member]
Segmented Information (Details) [Line Items]
Total long-term assets	$ 1,712,595
Long-term assets, percentage	17.00%